Investment Strategy	Mar. 09, 2026
Sophus Capital Emerging Market ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a diversified portfolio of equity securities issued by companies in emerging markets. Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in equity securities of emerging market companies. “Equity securities” include listed common and preferred stock, depositary receipts (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”)), as well as ETFs that provide exposure to emerging market equities. The Fund may invest in companies of any size.
An “emerging market country” is generally defined as one that (1) is included in the MSCI Emerging Market or Frontier Market indices, (2) is classified as emerging or developing by the International Finance Corporation, the World Bank, or the United Nations, or (3) has economies, industries, and stock markets with similar characteristics. An “emerging market company” is defined as one that (1) is organized under the laws of, or has its principal office in, an emerging market country, (2) derives at least 50% of its revenue from goods or services in emerging markets, or (3) has its principal securities market located in an emerging market country. The list of countries designated as emerging markets, and the Fund’s actual holdings, may change over time.
The Fund’s strategy seeks to build a diversified portfolio of holdings in companies positioned for sustainable earnings growth at attractive valuations. Consilium Investment Management, dba Sophus Capital (the “Sub-Adviser”) believes that positive earnings revisions can act as catalysts for stock price appreciation. The Sub-Adviser’s investment process is designed to exploit inefficiencies in emerging markets. Specifically, the Sub-Adviser believes these markets suffer from bias, information limitations, and access constraints:
•Bias: Human biases against certain countries, sectors, or companies.
•Information Limitations: Variability in the quality, depth, and timing of information across markets, compounded by differing regulatory and accounting standards.
•Access Constraints: Access to information can be challenging in emerging markets due to distant travel, identification of key decision makers, different management and governance models, and lack of accessibility to governments and regulators. In addition, the medium sized and smaller companies tend to have more limited research coverage, particularly in those lower in the market-cap spectrum.
The Sub-Adviser employs both quantitative screening and fundamental analysis. The process begins with its proprietary Sophus Capital Emerging Markets Alpha Model (the “Model”), which ranks more than 6,000 companies across emerging markets on a scale of 1 to 100. Rankings emphasize improving earnings growth at attractive valuations, with earnings revisions and potential positive surprises as key performance drivers. Companies in the top quintile undergo further fundamental research, including analysis of financial statements, growth prospects, business strategy, value creation, competitive position, management quality, market standing, and the broader political and economic environment. The fundamental review also looks for companies that demonstrate improving fundamentals, positive earnings revisions and the ability to sustain these characteristics. The Sub-Adviser also seeks to meet annually with as many company management teams as possible to deepen its understanding of its fundamental research.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, which allows it to take larger positions in fewer issuers. This increases the potential impact—positive or negative—of any single issuer’s performance on overall returns.
The Sub-Adviser regularly reviews the Fund’s holdings and may sell securities when (1) a security’s rank deteriorates under the Model, (2) price appreciation reduces its attractiveness, (3) the company’s fundamental outlook changes, or (4) more compelling investment opportunities arise. As a result of its investment strategy, the Fund may experience annual portfolio turnover in excess of 100%.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in equity securities of emerging market companies.
Sophus Capital Emerging Market Small Cap ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a diversified portfolio of small-capitalization equity securities issued by companies in emerging markets. Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in equity securities of small-capitalization emerging market companies.
The Sub-Adviser defines a small-capitalization company as one with a market capitalization (at the time of purchase) of less than the market capitalization of the largest company included in the MSCI Emerging Markets Small Cap Index (“Index”) (approximately $12.8 billion as of December 31, 2025). Company size within the Index will vary with market conditions and index composition. Company size within the Index will vary with market conditions and index composition.
For purposes of the Fund, “equity securities” include listed common and preferred stock, depositary receipts (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”)), and ETFs that provide exposure to emerging market equities.
An “emerging market country” is generally defined as one that (1) is included in the MSCI emerging market or frontier market indices, (2) is classified by the International Finance Corporation, the World Bank, or the United Nations as emerging or developing, or (3) exhibits economic, industrial, and market characteristics similar to those countries. An “emerging market company” is defined as one that (1) is organized under the laws of, or has its principal office in, an emerging market country, (2) derives at least 50% of its revenue from goods produced, services performed, or sales made in emerging market countries, or (3) has its principal securities market located in an emerging market country. The list of countries designated as emerging markets, as well as the Fund’s actual holdings, will change over time.
The Fund’s investment strategy targets holdings in small-capitalization emerging market companies believed to be positioned for sustainable earnings growth at attractive valuations. Consilium Investment Management, dba Sophus Capital (the “Sub-Adviser”) emphasizes positive earnings revisions as potential catalysts for stock price appreciation and seeks to exploit inefficiencies in emerging markets related to bias, information limitations, and access constraints:
•Bias: Human biases against certain countries, sectors, or companies.
•Information Limitations: Variability in the quality, depth, and timeliness of information across markets, compounded by differing regulatory and accounting standards.
•Access Constraints: Access to information can be challenging in emerging markets due to distant travel, identification of key decision makers, different management and governance models, and lack of accessibility to governments and regulators. In addition, the medium sized and smaller companies tend to have more limited research coverage, particularly in those lower in the market-cap spectrum.
The Sub-Adviser employs a combination of quantitative screening and fundamental analysis. The proprietary Sophus Capital Emerging Markets Alpha Model (the “Model”) ranks ~4,500 small-cap companies across emerging markets on a scale of 1 to 100, focusing on earnings growth, valuation, and potential for positive surprises. Companies in the top quintile undergo further fundamental research, including analysis of financial statements, growth prospects, business strategy, competitive position, management quality, and the broader political and economic environment. The fundamental review also looks for companies that demonstrate improving fundamentals, positive earnings revisions and the ability to sustain these characteristics. The Sub-Adviser also seeks to meet annually with as many management teams as feasible to deepen its understanding of potential investments.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended, meaning it may hold larger positions in fewer issuers. This structure can magnify the impact—positive or negative—of any single issuer’s performance on the Fund’s returns.
The Sub-Adviser regularly reviews the Fund’s holdings and may sell securities when (1) their ranking deteriorates under the Model, (2) price appreciation reduces its attractiveness, (3) the company’s fundamental outlook changes, or (4) more compelling investment opportunities arise. As a result of its investment strategy, the Fund may experience annual portfolio turnover in excess of 100%.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in equity securities of small-capitalization emerging market companies.